Provisions	12 Months Ended
Dec. 31, 2022
Provisions
Provisions

21. Provisions

Provisions are recognised where a legal or constructive obligation exists at the balance sheet date, as a result of a past event, where the amount of the obligation can be reliably estimated and where the outflow of economic benefit is probable.

Provisions are measured at management’s best estimate of the most likely outcome of the expenditure required to settle the obligation at the reporting date and are discounted to present value where the effect is material. Provisions are classified as non-current where the exact timing of settlement is uncertain but they are expected to be settled in more than 12 months.

Provisions

	Restructuring programmes £m	Other provisions £m	Total £m
As at 1 January 2021	(132)	(36)	(168)
Exchange adjustments	3	1	4
Charge for the period	(52)	(9)	(61)
Reversed unused	9	4	13
Utilised	68	9	77
Other movements	(8)	4	(4)
As at 31 December 2021	(112)	(27)	(139)
Exchange adjustments	(4)	(2)	(6)
Charge for the period	(7)	(50)	(57)
Reversed unused	35	5	40
Utilised	50	15	65
Other movements	2	(2)	–
As at 31 December 2022	(36)	(61)	(97)

	2022 £m	2021 £m
To be settled within one year	(71)	(112)
To be settled after one year	(26)	(27)
Total provision	(97)	(139)

Other provisions include employee-related, legal, environmental, and other provisions. Refer to Note 6, ‘Operating profit’ for further details about the Group’s restructuring costs.